Derivative Financial Instruments - Summary of Movements in Cash Flow Hedge Reserve (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
Income tax component in other comprehensive income relating to cash flow hedges	$ 7.8	$ 7.8
Steel [Member]
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
Income tax component in other comprehensive income relating to cash flow hedges	$ 0.0	$ 7.8